Investments - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP QACA
EBP, Master Trust [Line Items]
Investments held outside of Master Trust	$ 13,414,738	$ 0
EBP QACA | Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value	24,610,713,439	21,345,771,680
EBP QACA | Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	159,953,112	217,045,032
EBP QACA | Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	16,240,201,229	13,497,262,839
EBP QACA | Master Trust Balances | Quoted price in active markets for identical assets (Level 1)
EBP, Master Trust [Line Items]
Investments, at fair value	8,154,431,704	7,437,965,054
EBP QACA | Master Trust Balances | Quoted price in active markets for identical assets (Level 1) | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	114,989,654	116,926,263
EBP QACA | Master Trust Balances | Quoted price in active markets for identical assets (Level 1) | Collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
EBP QACA | Master Trust Balances | Significant other observable inputs (Level 2)
EBP, Master Trust [Line Items]
Investments, at fair value	16,456,281,735	13,907,806,626
EBP QACA | Master Trust Balances | Significant other observable inputs (Level 2) | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	44,963,458	100,118,769
EBP QACA | Master Trust Balances | Significant other observable inputs (Level 2) | Collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	16,240,201,229	$ 13,497,262,839
EBP QACA - IEX | Master Trust Balances | Quoted price in active markets for identical assets (Level 1) | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	13,275,905
EBP QACA - IEX | Master Trust Balances | Significant other observable inputs (Level 2) | Collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	$ 138,833